Note 4 - Loans (Detail) - Loan Composition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial	$ 80,284	$ 81,253
Construction and land development	40,305	39,241
Total real estate secured loans	300,565	292,052
Commercial and industrial	24,511	25,135
Consumer	1,915	2,037
Other	478	515
Total gross loans	327,469	319,739
Allowance for loan losses	(8,159)	(10,691)
	319,310	309,048
Residential 1-4 Family [Member]
Real Estate Secured Loans	174,421	166,414
Multifamily [Member]
Real Estate Secured Loans	$ 5,555	$ 5,144